Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Schedule of Notes Payable
	As of
	September 30, 2025	December 31, 2024
Bank acceptance notes	$14,295,547	$19,366,241
Total	$14,295,547	$19,366,241

	As of
	December 31, 2024	December 31, 2023
Bank acceptance notes	$19,366,241	$36,712,562
Total	$19,366,241	$36,712,562